Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Capital management
Schedule of capital management

There were no changes in the Company’s approach to capital management during the year ended December 31, 2020. Neither the Company nor its subsidiaries are subject to externally imposed capital managements.

	December 31,	December 31,
	2019	2020
	(in thousands)
Total liabilities	$387,237	424,619
Less: cash and cash equivalents	101,055	184,938
	$286,182	239,681
Equity attributable to owners of Himax Technologies, Inc.	$432,987	480,176